Supplement to the
Fidelity® Commodity Strategy Fund
September 29, 2012
Prospectus

Effective December 31, 2012, the fund's management contract with FMR and sub-advisory agreement with FMR Co., Inc. have been terminated. FMR will provide certain administrative services the fund receives today under a separate administration agreement. Geode Capital Management, LLC (Geode), a registered Commodity Pool Operator (CPO) that currently serves as sub-adviser to the fund, has been appointed CPO and manager, and will perform investment advisory services for the fund. These arrangements will not remain in effect longer than 150 days unless they are approved by shareholders of the funds. Compensation payable under these arrangements will not be greater than the compensation payable under the fund's previous management contract.

Effective December 31, 2012, Geode also manages the fund's wholly-owned subsidiary (Subsidiary). The Subsidiary has entered into a separate contract with Geode for the management of its portfolio pursuant to which the Subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets. Geode has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to Geode by the Subsidiary. This arrangement may not be discontinued by Geode as long as its contract with the Subsidiary is in place.

The fund's adviser, Geode, is subject to regulation as a "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the operation of the fund and the Subsidiary.

FCR-13-01  January 2, 2013
1.905905.104

Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2012
Prospectus

Effective December 31, 2012, the fund's management contract with FMR and sub-advisory agreement with FMR Co., Inc. have been terminated. FMR will provide certain administrative services the fund receives today under a separate administration agreement. Geode Capital Management, LLC (Geode), a registered Commodity Pool Operator (CPO) that currently serves as sub-adviser to the fund, has been appointed CPO and manager, and will perform investment advisory services for the fund. These arrangements will not remain in effect longer than 150 days unless they are approved by shareholders of the funds. Compensation payable under these arrangements will not be greater than the compensation payable under the fund's previous management contract.

Effective December 31, 2012, Geode also manages the fund's wholly-owned subsidiary (Subsidiary). The Subsidiary has entered into a separate contract with Geode for the management of its portfolio pursuant to which the Subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets. Geode has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to Geode by the Subsidiary. This arrangement may not be discontinued by Geode as long as its contract with the Subsidiary is in place.

The fund's adviser, Geode, is subject to regulation as a "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the operation of the fund and the Subsidiary.

SCR-S-13-01  January 2, 2013
1.905901.103

Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
September 29, 2012
Prospectus

Effective December 31, 2012, the fund's management contract with FMR and sub-advisory agreement with FMR Co., Inc. have been terminated. FMR will provide certain administrative services the fund receives today under a separate administration agreement. Geode Capital Management, LLC (Geode), a registered Commodity Pool Operator (CPO) that currently serves as sub-adviser to the fund, has been appointed CPO and manager, and will perform investment advisory services for the fund. These arrangements will not remain in effect longer than 150 days unless they are approved by shareholders of the funds. Compensation payable under these arrangements will not be greater than the compensation payable under the fund's previous management contract.

Effective December 31, 2012, Geode also manages the fund's wholly-owned subsidiary (Subsidiary). The Subsidiary has entered into a separate contract with Geode for the management of its portfolio pursuant to which the Subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets. Geode has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to Geode by the Subsidiary. This arrangement may not be discontinued by Geode as long as its contract with the Subsidiary is in place.

The fund's adviser, Geode, is subject to regulation as a "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the operation of the fund and the Subsidiary.

SCR-F-13-01  January 2, 2013
1.905900.103

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.75%
RRS-13-01  January 2, 2013
1.820982.116

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

ARRS-13-01  January 2, 2013
1.820981.121

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.22%	0.23%	0.30%	0.24%
Total annual operating expenses	1.04%	1.05%	1.77%	1.81%

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expenses	0.81%
ARRSI-13-01  January 2, 2013
1.820980.118